Equity Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Shareholders Equity and Share-based Payments [Text Block]
5.	Equity Compensation

The Company adopted ASC 718 “Compensation – Stock Compensation” whereby employee-compensation expense related to stock based payments is recorded over the requisite service period based on the grant date fair value of the awards. The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50 “Equity-Based Payments to Non-Employees”.  The measurement date for fair value of the equity instruments is determined by the earlier of (i) the date at which commitment for performance by the vendor or consultant is reached, or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

The compensation expense for options was $ 37,905 of which $ 26,504 was for Director’s compensation in lieu of cash, for the three months ended March 31, 2014 and had no impact on the diluted loss per share calculation.

Outstanding compensatory options consist of the following based on grant date as of March 31, 2014:

		Weighted Average
All Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2013	5,192,140	$1.22	$0.46	3.7	$-
Granted	700,000	0.15	0.06	5.0	-
Exercised	-	-	-	-	-
Forfeited or lapsed	(48,750)	3.01	0.85	-	-
Options outstanding at March 31, 2014	5,843,390	$1.07	$0.37	3.8	$56,925
Options exercisable at March 31, 2014	4,146,523	$1.40	$0.48	2.8	$18,708

All non-vested compensatory stock options consist of the following as of March 31, 2014:

	All Options
	Shares	Fair Value
Options subject to future vesting at December 31, 2013	1,760,411	$0.27
Options granted	700,000	0.06
Options forfeited or lapsed	(48,750)	0.85
Options vested	(714,794)	0.16
Options subject to future vesting at March 31, 2014	1,696,867	$0.09

As of March 31, 2014, there was $179,218 of unrecognized compensation related to non-vested options granted under the plans. The Company expects to recognize this expense over a weighted average period of 3.8 years.

Note 6 – Equity Compensation

Incentive Stock Plan Approved by Stockholders: The Company’s stockholders have adopted an incentive stock plan for the benefit of its employees, consultants and advisors. Under the terms of the original plan, the Company was authorized to grant incentive awards for up to 1,000,000 shares of common stock. At the Company’s 2005 annual meeting, its shareholders increased the authorization under the incentive stock plan to 2,000,000 shares.

The incentive stock plan authorizes a variety of awards including incentive stock options, non-qualified stock options, shares of restricted stock, and shares of phantom stock and stock bonuses. In addition, the plan authorizes the payment of cash bonuses when a participant is required to recognize income for federal income tax purposes because of the vesting of shares of restricted stock or the grant of a stock bonus.

The plan authorizes the grant of incentive awards to full-time employees of the Company who are not eligible to receive awards under the terms of an employment contract or another specialty plan. The plan also authorizes the grant of incentive awards to directors who are not eligible to participate in the Company’s outside directors’ stock option plan, independent agents, consultants and advisors who have contributed to the Company’s success.

The Compensation Committee administers the plan. The Committee has absolute discretion to decide which employees, consultants and advisors will receive incentive awards, the type of award to be granted and the number of shares covered by the award. The committee also determines the exercise prices, expiration dates and other features of awards.

The exercise price of incentive stock options must be equal to the fair market value of such shares on the date of the grant or, in the case of incentive stock options granted to the holder of more than 10% of the Company’s common stock, at least 110% of the fair market value of such shares on the date of the grant. The maximum exercise period for incentive stock options is ten years from the date of grant, or five years in the case of an individual who owns more than 10% of the Company’s common stock. The aggregate fair market value determined at the date of the option grant, of shares with respect to which incentive stock options are exercisable for the first time by the holder of the option during any calendar year, shall not exceed $100,000.

There are no incentive stock options outstanding at December 31, 2013.

Outside Directors' Stock Option Plan Approved by Stockholders: The Company’s stockholders have adopted an outside directors' stock option plan for the benefit of its non-employee directors in order to encourage their continued service as directors. Under the terms of the original plan, the Company was authorized to grant incentive awards for up to 125,000 shares of common stock. At the 2005 annual meeting, the Company’s shareholders increased the authorization under the incentive stock plan to 500,000 shares.

On October 17, 2012, the Board of Directors amended the Axion Power International, Inc. independent director’s stock option plan to increase the number of shares of common stock available thereunder from 500,000 shares to 1,000,000 shares.

On December 18, 2013, the Board of Directors amended the Axion Power International, Inc. independent director’s stock option plan and ratified the changes March 18, 2014, to increase the number of shares of common stock available thereunder from 1,000,000 shares to 3,000,000 shares.

Each eligible director who is, on or after the effective date, appointed to fill a vacancy on the Board or elected to serve as a member of the Board may participate in the plan. Each eligible director shall automatically be granted an option to purchase the maximum number of shares having an aggregate fair market value on the date of grant of twenty thousand dollars ($20,000). The option price of the stock subject to each option is required to be the fair market value of the stock on its date of grant. Options generally expire on the fifth anniversary of the date of grant. Any option granted under the plan shall become exercisable in full on the first anniversary of the date of grant, provided that the eligible director has not voluntarily resigned or been removed "for cause" as a member of the Board of Directors on or prior to the first anniversary of the date of grant (qualified option). Any qualified option shall remain exercisable after its first anniversary regardless of whether the optionee continues to serve as a member of the Board.

During 2013, the Company issued a total of 1,398,501 as follows: On September 26, 2013 the Company issued 498,501 options to one of its directors. The options will vest evenly at 166,167 per year over the next three years. These options are exercisable at a price of $0.12 per share, expiring five years from vest date and are valued at $37,836 utilizing the Black-Scholes-Merton option pricing model, with $9,964 recorded as compensation in 2013. During 2012 the Company issued 171,429 five year options to one of its directors, vesting one third per year over the next three years. These options are exercisable at a price of $0.35 per share, expiring five years from the vest date and are valued at $35,136 using the Black-Scholes-Merton option pricing model, with $6,832 recorded as compensation in 2012.

During 2013 the company also issued to one of its employees 900,000 options of which 120,000 vested immediately with 20,000 vesting per month through September 30, 2016. These options are exercisable at a price of $0.15 per share, expiring five years from vest date and are valued at $64,836 utilizing the Black-Scholes-Merton option pricing model, with $5,403 recorded as compensation in 2013.

Stock Options Held by Officers, Employees, and Consultants Not Approved by Stockholders:

The Company uses the Black-Scholes-Merton Option Pricing Model to estimate the fair value of awards on the measurement date using the weighted average assumptions noted in the following table:

Year	Interest rate %	Dividend Yield %	Expected Volatility %	Expected Life
2013	0.63	0.0	65.36	96 months
2012	0.42	0.0	61.12	96 months

Expected volatilities are calculated based on the historical volatility of the Company’s stock since its listing on the public markets. Management has determined that it cannot reasonably estimate a forfeiture rate given the insufficient amount of time and activity of share option exercise and employee termination patterns. The expected life of options, representing the period of time that options granted are expected to be outstanding, was determined using the contractual term. The risk-free interest rate for periods within the expected life of the option is based on the interest rate for a similar time period of a U.S. Treasury note in effort on the date of the grant.

The following table provides consolidated summary information on the Company’s stock option activity for the years ended December 31, 2013 and 2012.
		2013
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	4,076,145	$1.70	$0.56	3.8	$-
Granted	1,398,501	0.14	0.25	5.5	-
Exercised	-	-	-		-
Forfeited or lapsed	(282,506)	2.87	0.77		-
Options outstanding at December 31, 2013	5,192,140	$1.22	$0.46	3.7	$-
Options exercisable at December 31, 2013	3,431,729	$1.66	$0.58	2.6	$-

		2012
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	3,909,300	$1.85	$0.64	4.2	$-
Granted	536,429	1.13	0.15		-
Exercised	-
Forfeited or lapsed	(369,584)	2.45	0.82		-
Options outstanding at December 31, 2013	4,076,145	$1.70	$0.56	3.0	$-
Options exercisable at December 31, 2013	2,965,998	$1.90	$0.65	3.0	$-

The following table summarizes the status of the Company’s non-vested options:

All non-vested stock options as of December 31, 2013	Shares	Fair Value
Options subject to future vesting at December 31, 2012	1,110,147	$0.40
Options granted	1,398,501	0.25
Options forfeited or lapsed	(51,201)	0.17
Options vested	(697,036)	0.24
Options subject to future vesting at December 31, 2013	1,760,411	$0.27

As of December 31, 2013, there was $159,037 of unrecognized compensation related to non-vested options compared to $328,400 at December 31, 2012. The Company expects to recognize the cost over a weighted average period of 1.4 years. The total fair value of options vested was $1,985,062 and $1,945,085 for 2013 and 2012, respectively.

The compensation expense that has been recognized for options granted was $$160,987 and $$410,326  for the years ended December 31, 2013 and 2012 respectively. In addition, the Company recognized non-cash compensation expense of $40,770 and $35,640 for the years ended December 31, 2013 and 2012, respectively, for stock granted to directors in lieu of cash.